Significant accounting policies - Narrative (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023 reporting_unit	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Accounting Policies [Abstract]
Restricted cash | $		$ 8,600
Number of reportable segments | segment		2
Number of operating segments | segment		2
Number of reporting units | reporting_unit	16
Accrued loyalty payable | $		$ 5,327	$ 8,239